Financial instruments - additional disclosures (Details 12) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities	$ 506,000	$ 1,210,000
Fair value of other financial assets sold	95,000	279,000
Listed equity securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities	$ 185,000	$ 861,000
Number of investments in equity instruments designated at fair value through other comprehensive income	16	28
Non-listed equity securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities	$ 321,000	$ 349,000
Number of investments in equity instruments designated at fair value through other comprehensive income	52	61
Others | Total fair value adjustments
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gain (loss) on sale of other financial assets	$ 70,000	$ (1,000)
Sandoz
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities		$ 595,000
Sandoz | Total fair value adjustments
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gain (loss) on sale of other financial assets	$ 169,000